Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited quarterly financial data
Unaudited Quarterly Financial Data
The following is a summary of the unaudited quarterly financial data for 2015 and 2014:

(U.S. dollars in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015
Net premiums earned – P&C operations	$1,319,494	$2,063,795	$2,405,740	$2,375,155
Net premiums earned – Corporate and Other	$14,506	$18,258	$17,812	$11,665
Underwriting profit (loss) – P&C operations	$146,836	$208,779	$114,118	$183,458
Net income (loss) attributable to ordinary shareholders	$36,281	$915,039	$27,282	$228,550
Net income (loss) per ordinary share and ordinary equivalent – basic	$0.14	$3.16	$0.09	$0.77
Net income (loss) per ordinary share and ordinary equivalent – diluted	$0.14	$3.11	$0.09	$0.76
2014
Net premiums earned – P&C operations	$1,412,528	$1,438,076	$1,453,673	$1,413,161
Net premiums earned – Corporate and Other	$76,311	$58,518	$19,739	$23,064
Underwriting profit (loss) – P&C operations	$144,874	$167,947	$144,375	$218,850
Net income (loss) attributable to ordinary shareholders	$255,717	$(279,260)	$72,384	$139,499
Net income (loss) per ordinary share and ordinary equivalent – basic	$0.93	$(1.03)	$0.27	$0.54
Net income (loss) per ordinary share and ordinary equivalent – diluted	$0.91	$(1.03)	$0.27	$0.53